Note 14 - Trade, Other Payables and Accrued Liabilities - Aged Analysis of Trade, Other Payables and Accrued Liabilities (Details) - CAD ($)	Aug. 31, 2018	Aug. 31, 2017
Statement Line Items [Line Items]
Trade, other payables and accrued liabilities (Note 14)	$ 5,767,402	$ 5,216,703
Not later than one month [member]
Statement Line Items [Line Items]
Trade, other payables and accrued liabilities (Note 14)	704,776	159,944
Later than one month and not later than three months [member]
Statement Line Items [Line Items]
Trade, other payables and accrued liabilities (Note 14)	210,648	411,543
Later than three months and not later than one year [member]
Statement Line Items [Line Items]
Trade, other payables and accrued liabilities (Note 14)	$ 4,851,978	$ 4,645,216